Income tax (Summary of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income tax [Abstract]
Profit before tax		$ 169,519	$ 208,907	$ 25,308
Tax losses from non-taxable jurisdictions		49,360	42,808	22,708
Taxable profit		218,879	251,715	48,016
Income tax calculated at domestic tax rates applicable to Profit in the respective countries		(79,395)	(102,211)	(31,107)
Tax losses where no deferred tax benefit is recognized		(2,563)	(7,344)	(8,111)
Effect of currency translation on tax base		(16,795)	3,336	(2,330)
Effect of inflation adjustment for tax purposes		541
Changes in the income tax rate (Note 16)		1,279	(1,874)	542
Previously unrecognized tax losses		1,820	4,882	0
Out of period adjustment (a)		(9,910)
Non-taxable results	[1]	(6,739)	(3,029)	(2,139)
Income tax		$ (111,762)	$ (106,240)	$ (43,145)

[1]	See Note 2.1.